Note 4 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Marketable Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$356,498,339	$303,360	$(10,596,527)	$346,205,172
State, County and Municipal	4,007,883	17,858	(36,632)	3,989,109
Corporate	2,927,147	-	(55,262)	2,871,885
	$363,433,369	$321,218	$(10,688,421)	$353,066,166
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$354,931,318	$258,049	$(8,465,948)	$346,723,419
State, County and Municipal	4,493,085	22,835	(23,094)	4,492,826
Corporate	2,047,517	12,483	-	2,060,000
Asset-Backed	992,641	-	(21,982)	970,659

	$362,464,561	$293,367	$(8,511,024)	$354,246,904

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities
	Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$354,440	$353,794
Due After One Year Through Five Years	4,294,198	4,237,813
Due After Five Years Through Ten Years	1,133,881	1,150,770
Due After Ten Years	1,152,511	1,118,617
	$6,935,030	$6,860,994
Mortgage-Backed Securities	356,498,339	346,205,172

	$363,433,369	$353,066,166

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2018
U.S. Government Agencies
Mortgage-Backed	$39,082,750	$(504,496)	$255,747,472	$(10,092,031)	$294,830,222	$(10,596,527)
State, County and Municipal	611,882	(2,668)	1,882,249	(33,964)	2,494,131	(36,632)
Corporate	2,009,080	(20,847)	862,805	(34,415)	2,871,885	(55,262)

	$41,703,712	$(528,011)	$258,492,526	$(10,160,410)	$300,196,238	$(10,688,421)

December 31, 2017
U.S. Government Agencies
Mortgage-Backed	$120,139,340	$(1,655,223)	$190,196,101	$(6,810,725)	$310,335,441	$(8,465,948)
State, County and Municipal	2,598,344	(23,094)	-	-	2,598,344	(23,094)
Asset – Backed	970,659	(21,982)	-	-	970,659	(21,982)

	$123,708,343	$(1,700,299)	$190,196,101	$(6,810,725)	$313,904,444	$(8,511,024)